Income Taxes (Details Narrative) (10-K) - SayMedia, Inc [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 18, 2015 USD ($)
Provision for income taxes	$ 59,959	$ (134,680)	$ 355,063
Deferred tax assets, gross			7,879,591	18,339,141
Deferred tax liabilities, gross			181,233	2,625
Unrecognized tax benefits
Net operating loss carryforwards, federal			8,177,342
Net operating loss carryforwards, state			$ 25,597,175
Deferred tax assets, expiration			The Federal loss carryforward begins to expire in 2025 and the state carryforwards begin to expire in 2026.
Net operating loss carryforwards					$ 126,550,309
Income tax description			The study concluded that from a total of $126,550,309 net operating losses available as of February 18, 2015, $123,834,356 will expire under the rules of Section 382.
Decrease in valuation amount			$ 9,230,405	27,009,831
Deferred tax asset, valuation allowance			$ 9,262,471	$ 18,336,516
Tax cut and jobs act income tax rate percentage			0.21
US corporate income tax percentage			21.00%
Decrease in deferred tax assets, gross			$ 5,151,431